PIMCO Balanced Allocation Portfolio Investment Objectives and Goals - Administrative Class [Member] - PIMCO Balanced Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Balanced Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return which exceeds that of a blend of 35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index.